Fair Value Measurements - Summary of changes in the fair value of warrant liabilities (Detail) - USD ($)	3 Months Ended		4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Disclosure of Changes in the Fair Value of Warrant Liabilities [Line Items]
Beginning balance	$ 15,090,000
Change in valuation inputs or other assumptions	436,667		$ 1,690,000
Ending balance	15,526,667	$ 15,090,000	15,090,000
Warrant Liability - Private Placement Warrants [Member]
Disclosure of Changes in the Fair Value of Warrant Liabilities [Line Items]
Beginning balance	5,506,667	4,900,000
Change in valuation inputs or other assumptions	186,667	606,667
Ending balance	5,693,334	5,506,667	5,506,667
Warrant Liability - Public Warrants [Member]
Disclosure of Changes in the Fair Value of Warrant Liabilities [Line Items]
Beginning balance	9,583,333	8,500,000
Change in valuation inputs or other assumptions	250,000	1,083,333
Ending balance	9,833,333	9,583,333	9,583,333
Warrant Liabilities [Member]
Disclosure of Changes in the Fair Value of Warrant Liabilities [Line Items]
Beginning balance	15,090,000	13,400,000
Change in valuation inputs or other assumptions	436,667	1,690,000
Ending balance	$ 15,526,667	$ 15,090,000	$ 15,090,000